Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-In Capital	Accumulated Deficit
Balance at Jan. 04, 2022
Balance (in Shares) at Jan. 04, 2022
Net income (Loss)	(419,390)				(419,390)
Issuance of Class B ordinary shares to Sponsor	25,000		$ 216	24,784
Issuance of Class B ordinary shares to Sponsor (in Shares)			2,156,250
Proceeds from sale of Public Units	75,000,000	$ 750		74,999,250
Proceeds from sale of Public Units (in Shares)		7,500,000
Proceeds from sale of Public Units-overallotment	7,500,000	$ 75		7,499,925
Proceeds from sale of Public Units-overallotment (in Shares)		750,000
Proceeds from sale of Private Placement Units	4,800,000	$ 48		4,799,952
Proceeds from sale of Private Placement Units (in Shares)		480,000
Proceeds from sale of Private Placement Units-overallotment	300,000	$ 3		299,997
Proceeds from sale of Private Placement Units-overallotment (in Shares)		30,000
Deferred underwriting fees payable at 3.5% of gross proceeds	(2,887,500)			(2,887,500)
Underwriter's Discount at 2% of gross proceeds	(1,650,000)			(1,650,000)
Other deferred offering costs	(567,815)			(567,815)
Initial measurement of Class A ordinary shares subject to possible redemption under ASC 480-10-S99 against additional paid in capital	(72,526,599)	$ (825)		(72,525,774)
Initial measurement of Class A ordinary shares subject to possible redemption under ASC 480-10-S99 against additional paid in capital (in Shares)		(8,250,000)
Allocation of offering costs to Class A ordinary shares subject to possible redemption	4,488,135			4,488,135
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(16,111,536)			(14,480,964)	(1,630,572)
Forfeiture of Class B ordinary shares			$ (10)	10
Forfeiture of Class B ordinary shares (in Shares)			(93,750)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	(1,221,600)				(1,221,600)
Balance at Dec. 31, 2022	(3,271,305)	$ 51	$ 206		(3,271,562)
Balance (in Shares) at Dec. 31, 2022		510,000	2,062,500
Net income (Loss)	(1,009,102)				(1,009,102)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(912,646)				(912,646)
Balance at Mar. 31, 2023	(5,193,053)	$ 51	$ 206		(5,193,310)
Balance (in Shares) at Mar. 31, 2023		510,000	2,062,500
Balance at Dec. 31, 2022	(3,271,305)	$ 51	$ 206		(3,271,562)
Balance (in Shares) at Dec. 31, 2022		510,000	2,062,500
Net income (Loss)	(551,393)
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(2,763,505)
Balance at Jun. 30, 2023	(6,586,203)	$ 51	$ 206		(6,586,460)
Balance (in Shares) at Jun. 30, 2023		510,000	2,062,500
Balance at Dec. 31, 2022	(3,271,305)	$ 51	$ 206		(3,271,562)
Balance (in Shares) at Dec. 31, 2022		510,000	2,062,500
Net income (Loss)	632,536				632,536
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	(5,643,271)				(5,643,271)
Balance at Dec. 31, 2023	(8,282,040)	$ 51	$ 206		(8,282,297)
Balance (in Shares) at Dec. 31, 2023		510,000	2,062,500
Balance at Mar. 31, 2023	(5,193,053)	$ 51	$ 206		(5,193,310)
Balance (in Shares) at Mar. 31, 2023		510,000	2,062,500
Net income (Loss)	457,709				457,709
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(1,850,859)				(1,850,859)
Balance at Jun. 30, 2023	(6,586,203)	$ 51	$ 206		(6,586,460)
Balance (in Shares) at Jun. 30, 2023		510,000	2,062,500
Balance at Dec. 31, 2023	(8,282,040)	$ 51	$ 206		(8,282,297)
Balance (in Shares) at Dec. 31, 2023		510,000	2,062,500
Net income (Loss)	264,330				264,330
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(803,885)				(803,885)
Balance at Mar. 31, 2024	(8,821,595)	$ 51	$ 206		(8,821,852)
Balance (in Shares) at Mar. 31, 2024		510,000	2,062,500
Balance at Dec. 31, 2023	(8,282,040)	$ 51	$ 206		(8,282,297)
Balance (in Shares) at Dec. 31, 2023		510,000	2,062,500
Net income (Loss)	713,242
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(1,594,042)
Balance at Jun. 30, 2024	(9,162,840)	$ 51	$ 206		(9,163,097)
Balance (in Shares) at Jun. 30, 2024		510,000	2,062,500
Balance at Mar. 31, 2024	(8,821,595)	$ 51	$ 206		(8,821,852)
Balance (in Shares) at Mar. 31, 2024		510,000	2,062,500
Net income (Loss)	448,912				448,912
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on trust account and extension deposit)	(790,157)				(790,157)
Balance at Jun. 30, 2024	$ (9,162,840)	$ 51	$ 206		$ (9,163,097)
Balance (in Shares) at Jun. 30, 2024		510,000	2,062,500